CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Paid-In Capital [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] USD ($)	Treasury Shares [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Fortress Shareholders’ Equity [Member] USD ($)	Principals’ and Others’ Interests in Equity of Consolidated Subsidiaries [Member] USD ($)	Class A Shares [Member]	Class B Shares [Member]
Equity at Dec. 31, 2011	$ 1,062,392	$ 1,972,711	$ (1,484,120)	$ 0	$ (1,160)	$ 487,431	$ 574,961
Equity (in shares) at Dec. 31, 2011								189,824,053	305,857,751
Increase (Decrease) in Equity
Contributions from principals’ and others’ interests in equity	35,387						35,387
Distributions to principals’ and others’ interests in equity (net of tax)	(99,786)	(704)				(704)	(99,082)
Dividends declared	(42,378)	(42,378)				(42,378)	0
Dividend equivalents accrued in connection with equity- based compensation (net of tax)	(1,739)	(712)				(712)	(1,027)
Conversion of Class B shares to Class A shares (in shares)								17,467,232	(17,467,232)
Conversion of Class B shares to Class A shares	0	22,362			(196)	22,166	(22,166)
Net deferred tax effects resulting from acquisition and exchange of Fortress Operating Group units	25,909	25,908				25,908	1
Director restricted share grant (in shares)								257,918
Director restricted share grant	844	344				344	500
Capital increase related to equity-based compensation, (net of tax) (in shares)								12,819,823	10,333,333
Capital increase related to equity-based compensation (net of tax)	198,877	82,058				82,058	116,819
Dilution impact of equity transactions	0	59,513			(502)	59,011	(59,011)
Repurchase of Class A shares (in shares) (Note 9)								(2,082,684)
Repurchase of Class A shares (Note 9)	(7,289)		0	(3,419)		(3,419)	(3,870)
Repurchase of shares (in shares) (Note 9)									(49,189,480)
Repurchase of shares (Note 9)	(172,164)	0	(80,742)			(80,742)	(91,422)
Comprehensive income (loss) (net of tax)
Net income (loss)	218,822		78,284			78,284	140,538
Foreign currency translation	(1,447)				(660)	(660)	(787)
Comprehensive income (loss) from equity method investees	(778)				(116)	(116)	(662)
Total comprehensive income (loss)	216,597					77,508	139,089
Equity at Dec. 31, 2012	1,216,650	2,119,102	(1,486,578)	(3,419)	(2,634)	626,471	590,179
Equity (in shares) at Dec. 31, 2012								218,286,342	249,534,372
Increase (Decrease) in Equity
Contributions from principals’ and others’ interests in equity	70,272						70,272
Distributions to principals’ and others’ interests in equity (net of tax)	(149,532)	(112)				(112)	(149,420)
Dividends declared	(56,274)	(56,340)				(56,340)	66
Dividend equivalents accrued in connection with equity- based compensation (net of tax)	(1,376)	(531)				(531)	(845)
Conversion of Class B shares to Class A shares (in shares)								10,333,334	(10,333,334)
Conversion of Class B shares to Class A shares	0	10,143				10,143	(10,143)
Net deferred tax effects resulting from acquisition and exchange of Fortress Operating Group units	13,285	13,315				13,315	(30)
Director restricted share grant (in shares)								127,533
Director restricted share grant	770	372				372	398
Capital increase related to equity-based compensation, (net of tax) (in shares)								9,912,027	10,333,334
Capital increase related to equity-based compensation (net of tax)	35,160	17,037				17,037	18,123
Dilution impact of equity transactions	0	14,173		(15)	(153)	14,005	(14,005)
Reissuance of treasury stock (in shares)								2,082,684
Reissuance of treasury stock	(1,005)	(4,439)		3,434		(1,005)	0
Comprehensive income (loss) (net of tax)
Net income (loss)	483,591		200,447			200,447	283,144
Foreign currency translation	(772)				(232)	(232)	(540)
Comprehensive income (loss) from equity method investees	4,136				1,497	1,497	2,639
Total comprehensive income (loss)	486,955					201,712	285,243
Equity at Dec. 31, 2013	1,614,905	2,112,720	(1,286,131)	0	(1,522)	825,067	789,838
Equity (in shares) at Dec. 31, 2013								240,741,920	249,534,372
Increase (Decrease) in Equity
Contributions from principals’ and others’ interests in equity	125,497						125,497
Distributions to principals’ and others’ interests in equity (net of tax)	(248,932)	0				0	(248,932)
Dividends declared	(101,864)	(101,864)				(101,864)	0
Dividend equivalents accrued in connection with equity- based compensation (net of tax)	(3,304)	(1,218)				(1,218)	(2,086)
Net deferred tax effects resulting from acquisition and exchange of Fortress Operating Group units	7,729	7,638				7,638	91
Director restricted share grant (in shares)								89,390
Director restricted share grant	660	312				312	348
Capital increase related to equity-based compensation, (net of tax) (in shares)								5,069,263
Capital increase related to equity-based compensation (net of tax)	43,219	20,389				20,389	22,830
Dilution impact of equity transactions	0	(41,840)		0	31	(41,809)	41,809
Public offering of Class A shares (in shares)								23,202,859
Public offering of Class A shares	186,551	186,551				186,551
Repurchase of shares (in shares) (Note 9)								(60,568,275)
Repurchase of shares (Note 9)	(393,410)		(164,957)			(164,957)	(228,453)
Repurchase of Class B shares (in shares)									(23,202,859)
Repurchase of Class B shares (Note 9)	(186,551)	(186,551)				(186,551)
Comprehensive income (loss) (net of tax)
Net income (loss)	240,922		100,966		0	100,966	139,956
Foreign currency translation	(2,467)		0		(925)	(925)	(1,542)
Comprehensive income (loss) from equity method investees	0
Total comprehensive income (loss)	238,455					100,041	138,414
Equity at Dec. 31, 2014	$ 1,282,955	$ 1,996,137	$ (1,350,122)	$ 0	$ (2,416)	$ 643,599	$ 639,356
Equity (in shares) at Dec. 31, 2014								208,535,157	226,331,513